Senior Secured Notes (Parenthetical) (Details) - USD ($) $ in Thousands		2 Months Ended
	Mar. 09, 2016	Mar. 09, 2016	Dec. 31, 2015
Unamortized Debt Issuance Expense			$ 73
Value Of Shares Issued For Reduction Of Outstanding Principal Amount	$ 1,267	$ 1,267